SEGMENT REPORTING (Tables)	9 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Operating segments
	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

COMPLEX MACHINING
Net Sales	$10,198,000	$9,254,000	$30,562,000	$27,022,000
Gross Profit	1,449,000	1,476,000	5,289,000	5,898,000
Pre Tax Loss	(90,000)	(963,000)	(383,000)	(856,000)
Assets	44,362,000	54,159,000	44,362,000	54,159,000

AEROSTRUCTURES & ELECTRONICS
Net Sales	5,431,000	3,738,000	14,484,000	14,939,000
Gross Profit	775,000	674,000	2,735,000	3,068,000
Pre Tax Loss	(539,000)	(893,000)	(1,470,000)	(1,832,000)
Assets	19,722,000	19,562,000	19,722,000	19,562,000

TURBINE ENGINE COMPONENTS
Net Sales	1,649,000	2,718,000	5,469,000	8,296,000
Gross Profit	(67,000)	(153,000)	(246,000)	7,000
Pre Tax Loss	(614,000)	(1,248,000)	(2,110,000)	(2,900,000)
Assets	11,220,000	17,645,000	11,220,000	17,645,000

CORPORATE
Net Sales	—	—	—	—
Gross Profit	—	—	—	—
Pre Tax Income (Loss)	(1,608,000)	(263,000)	(2,213,000)	(243,000)
Assets	961,000	574,000	961,000	574,000

CONSOLIDATED
Net Sales	17,278,000	15,710,000	50,515,000	50,257,000
Gross Profit	2,157,000	1,997,000	7,778,000	8,973,000
Pre Tax Loss	(2,851,000)	(3,367,000)	(6,176,000)	(5,831,000)
Benefit from (Provision for) Income Taxes	(29,000)	1,320,000	170,000	2,102,000
Net Loss	(2,880,000)	(2,047,000)	(6,006,000)	(3,729,000)
Assets	$76,265,000	$91,940,000	$76,265,000	$91,940,000